Significant and Critical Accounting Policies and Practices (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 02, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant and Critical Accounting Policies and Practices (Textual)
Inventory markdown charges		$ 0	$ 21,861	$ 2,429
Investments minority interest	$ 83,333
Impairment expenses